Total Unrecognized Compensation Costs Related to Unvested Awards (Detail) (AVX Corporation, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to unvested awards	¥ 95	¥ 142	¥ 211